Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Beginning Balance	¥ (96,056)	¥ (96,180)	¥ (79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			(3,406)
Beginning Balance Restated			(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million in 2011, ¥(2,820) million in 2012, and ¥(7,933) million in 2013	17,454	6,963	3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million in 2011, ¥1,463 million in 2012, and ¥1,997 million in 2013	(4,625)	(2,321)	4,313
Defined benefit pension plans, net of tax of ¥1,339 million in 2011,¥1,807 million in 2012, and ¥(2,589) million in 2013	4,508	(3,292)	(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million in 2011, ¥(33) million in 2012, and ¥(138) million in 2013	248	47	(72)
Foreign currency translation adjustments, net of tax of ¥245 million in 2011, ¥(335) million in 2012, and ¥(5,254) million in 2013	38,382	(118)	(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million in 2011, ¥0 million in 2012, and ¥(1,971) million in 2013	3,551	0	44
Net unrealized losses on derivative instruments, net of tax of ¥488 million in 2011, ¥450 million in 2012, and ¥286 million in 2013	(549)	(974)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million in 2011, ¥198 million in 2012, and ¥(328) million in 2013	824	(181)	211
Change during year	59,793	124	(13,315)
Ending Balance	(36,263)	(96,056)	(96,180)
Accumulated Net Unrealized Investment Gain (Loss)
Beginning Balance	16,145	11,503	7,495
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			(3,597)
Beginning Balance Restated			3,898
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million in 2011, ¥(2,820) million in 2012, and ¥(7,933) million in 2013	17,454	6,963	3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million in 2011, ¥1,463 million in 2012, and ¥1,997 million in 2013	(4,625)	(2,321)	4,313
Change during year	12,829	4,642	7,605
Ending Balance	28,974	16,145	11,503
Accumulated Defined Benefit Plans Adjustment
Beginning Balance	(14,343)	(11,098)	(9,092)
Beginning Balance Restated			(9,092)
Defined benefit pension plans, net of tax of ¥1,339 million in 2011,¥1,807 million in 2012, and ¥(2,589) million in 2013	4,508	(3,292)	(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million in 2011, ¥(33) million in 2012, and ¥(138) million in 2013	248	47	(72)
Change during year	4,756	(3,245)	(2,006)
Ending Balance	(9,587)	(14,343)	(11,098)
Accumulated Translation Adjustment
Beginning Balance	(95,692)	(95,574)	(77,651)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			191
Beginning Balance Restated			(77,460)
Foreign currency translation adjustments, net of tax of ¥245 million in 2011, ¥(335) million in 2012, and ¥(5,254) million in 2013	38,382	(118)	(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million in 2011, ¥0 million in 2012, and ¥(1,971) million in 2013	3,551	0	44
Change during year	41,933	(118)	(18,114)
Ending Balance	(53,759)	(95,692)	(95,574)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Beginning Balance	(2,166)	(1,011)	(211)
Beginning Balance Restated			(211)
Net unrealized losses on derivative instruments, net of tax of ¥488 million in 2011, ¥450 million in 2012, and ¥286 million in 2013	(549)	(974)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million in 2011, ¥198 million in 2012, and ¥(328) million in 2013	824	(181)	211
Change during year	275	(1,155)	(800)
Ending Balance	¥ (1,891)	¥ (2,166)	¥ (1,011)